SIDLEY AUSTIN llp 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT FOUNDED 1866	GENEVA HONG KONG LONDON LOS ANGELES NEW YORK	SAN FRANCISCO SHANGHAI SINGAPORE TOKYO WASHINGTON, DC
December 21, 2009
VIA ELECTRONIC FILING
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Williams Capital Management Trust Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File Nos. 333-98485 and 811-21186)
Ladies and Gentlemen:
     On behalf of Williams Capital Management Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 13 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act in order to bring the prospectuses of the Williams Capital Government Money Market Fund, the Williams Capital Liquid Asset Fund and the Williams Capital U.S. Treasury Fund (collectively, the “Funds”) into compliance with the requirements of amended Form N-1A. To the extent applicable, we have incorporated the comments received from the staff of the Commission in response to the summary information section of Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A for the Williams Capital Treasury Inflation Protected Fund.
     Prior to February 26, 2010, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Funds’ financial statements and other information up to date under Section 10(a)(3) of the Securities Act.
     We would appreciate any comments the Commission staff may have on the Registration Statement as soon as possible. Please direct any communications relating to the filing to the undersigned at (212) 839-5856 or Frank P. Bruno of this firm at (212) 839-5540.
Very truly yours,
/s/ Gladys Chang
Gladys Chang